Equity - Voting rights (Details)	Dec. 31, 2021
Float, issued capital excluding treasury shares, state and employees [member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	69.60%
Shareholder ownership percentage of voting rights (as a percent)	59.78%
French State [Member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	22.95%
Shareholder ownership percentage of voting rights (as a percent)	29.41%
French State Group Employees [Member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	7.38%
Shareholder ownership percentage of voting rights (as a percent)	10.81%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	0.08%